FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Investments	$ 22,400
Short-term investments	5,090	$ 6,115
Long-term investments	$ 17,300